Multiemployer Plans that Provide Pension Benefits (Details) $ in Thousands									3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 05, 2017 $ / h	Jan. 01, 2017 $ / h	Jan. 01, 2016 $ / h	Feb. 01, 2015 $ / h	Dec. 31, 2014 $ / h	Sep. 30, 2014 $ / h	Sep. 01, 2014 $ / h	Aug. 31, 2014 $ / h	Dec. 31, 2015 $ / h	Dec. 31, 2014 $ / h	Sep. 30, 2015 $ / h	Mar. 04, 2017 USD ($)	Feb. 04, 2017 $ / h	Dec. 31, 2016 $ / h	Feb. 27, 2016 USD ($)	Feb. 06, 2016 $ / h	Dec. 31, 2015 $ / h	Feb. 28, 2015 USD ($)
Multiemployer Plans that Provide Pension Benefits
Contributions by employer												$ 21,336			$ 20,782			$ 19,634
Minimum
Multiemployer Plans that Provide Pension Benefits
Company listed in these plan's Forms 5500 as providing more than specified percentage of the total contributions (as a percent)															5.00%
1199 SEIU Health Care Employees Pension Fund
Multiemployer Plans that Provide Pension Benefits
Contributions by employer												7,152			$ 7,775			6,941
Minimum funding requirements (as a percent)			10.76%		11.25%												10.22%
Southern California United Food and Commercial Workers Unions and Drug Employers Pension Fund
Multiemployer Plans that Provide Pension Benefits
Contributions by employer												8,021			7,552			7,002
Minimum funding requirements for pharmacists (in dollars per hour) | $ / h			1.41		1.242												1.328
Minimum funding requirements for non pharmacists (in dollars per hour) | $ / h			1.41		0.563												0.602
UFCW Pharmacists, Clerks and Drug Employers Pension Trust
Multiemployer Plans that Provide Pension Benefits
Contributions by employer												2,970			3,006			2,938
Minimum funding requirements (in dollars per hour) | $ / h							0.55	0.57
United Food and Commercial Workers Union-Employer Pension Fund
Multiemployer Plans that Provide Pension Benefits
Contributions by employer												827			732			667
Minimum funding requirements (in dollars per hour) | $ / h	1.89			1.49									1.76			1.62
United Food and Commercial Workers Union Local 880 - Mercantile Employers Joint Pension Fund
Multiemployer Plans that Provide Pension Benefits
Contributions by employer												504			454			480
Minimum funding requirements (in dollars per hour) | $ / h		1.88				1.52			1.70	1.73	1.61			1.79
Other Funds
Multiemployer Plans that Provide Pension Benefits
Contributions by employer												$ 1,862			$ 1,263			$ 1,606